Segment Information (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment description	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that there is only one reportable segment.	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that there is only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer	Chief Financial Officer
Number of reportable segment	1	1